Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund
Geneva Advisors Equity Income Fund
Investment Objective
The investment objective of the Geneva Advisors Equity Income Fund (the "Fund"

or the "Equity Income Fund") is current income, with a secondary objective of modest capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Geneva Advisors Equity Income Fund	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Geneva Advisors Equity Income Fund		Class R Shares	Class I Shares
Management Fees	[1]	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		0.70%	0.70%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.16%	1.81%
Fee Waiver/Expense Reimbursement		(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.46%	1.11%
[1]	If a separately managed account client of the Fund's investment advisor, Geneva Investment Management of Chicago, LLC (the "Adviser") invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client's assets (which include the client's investment in the Fund).
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses,leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through April 30, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses. Prior to August 1, 2011, the expense limitation was 1.50% and 1.25% for Class R shares and Class I shares, respectively.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2013.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Geneva Advisors Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	149	561	1,050	2,399
Class I Shares	113	454	869	2,028

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund's investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while providing a modest amount of capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield.

The Fund may invest in preferred stocks, real estate investment trusts

("REITs"), master limited partnerships ("MLPs") and convertible securities. A

REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. Using quantitative and qualitative measures established by the

Adviser, the Fund also seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger relative performance than other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund's investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

The Fund may also invest up to 30% of its net assets in securities of "foreign issuers." "Foreign issuers" means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S.

exchange, and denominated in U.S. dollars, in the form of American Depositary

Receipts ("ADRs"); and (c) who are organized and headquartered outside the

United States but whose securities are publicly traded on a U.S. exchange. The

Fund may invest up to 25% of its net assets in securities of "foreign issuers"

located in emerging markets. Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley

Capital International Emerging Markets Index ("MSCI EM").

Principal Risks
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

o  Management Risk. The Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o  General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

o  New Fund Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

o  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

o  Small-Cap, Mid-Cap and Micro-Cap Company Risk. Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and,

   therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

o  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o  Real Estate Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes,

   governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

o  Master Limited Partnerships Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt,

   and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

o  Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Growth securities may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

o  Convertible Securities Risk. A convertible security is a fixed-income security

   (a debt instrument or a preferred stock) that may be converted at a stated

   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

o  Foreign Securities Risk. The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

o  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o  Depository Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

Performance
The Fund has been in operation for less than a full calendar year. As a result,

there is no performance information available at this time.